Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 30, 2022	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Comp. Table Total for CEO - Michael D. Peduzzi (1) ($)	Summary Comp. Table Total for CEO - Joseph B. Bower, Jr. (2) ($)	Comp. Actually Paid to CEO - Michael D. Peduzzi (1) ($)	Comp. Actually Paid to CEO - Joseph B. Bower, Jr. (2) ($)	Average Summary Comp. Table Total for Non-CEO NEOs (3) ($)	Average Comp. Actually Paid to Non-CEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) ($)	Fully-Diluted Earnings Per Share ($)
							TSR	Peer Group TSR (4)

2022	1,110,489	2,432,571	1,117,076	1,612,982	628,263	625,017	79	100	63,188	3.26
2021		3,028,549		1,734,559	557,132	570,275	86	106	57,707	3.16
2020		1,608,420		1,107,862	470,922	402,368	67	77	32,743	1.97

Company Selected Measure Name	Fully-diluted EPS
Named Executive Officers, Footnote [Text Block]
(1) Mr. Peduzzi was appointed President and Chief Executive Officer, effective December 31, 2022.
(2) Mr. Bower retired from his position as President and Chief Executive Officer, effective December 31, 2022.
(3) For fiscal year 2022, the Corporation’s non-CEO NEOs were Tito L. Lima, Richard L. Greslick, Jr, Martin T. Griffith and Leanne D. Kassab. For fiscal years 2021 and 2020 the Corporation’s non-CEO NEOs were Tito L. Lima, Richard L. Greslick, Jr, Martin T. Griffith and Joseph E. Dell, Jr.

Peer Group Issuers, Footnote [Text Block]	(4) The TSR peer group utilized is the same peer group disclosed in the Competitive Benchmarking section above.
Adjustment To PEO Compensation, Footnote [Text Block]

CEO SCT Total to CAP Reconciliation – Michael D. Peduzzi	2022
SCT Total Compensation	$1,110,489
SCT Restricted Stock Awards	(50,001)
Fair Value of New Unvested Equity Awards	55,669
Change in Fair Value of Existing Unvested Equity Awards	(6,306)
Change in Fair Value of Vesting Equity Awards	(105)
Dividends on Unvested Equity Awards	2,488
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(278,205)
Service Cost & Prior Service Cost	283,047
CAP	$1,117,076

CEO SCT Total to CAP Reconciliation – Joseph B. Bower, Jr.	2022	2021	2020
SCT Total Compensation	$2,432,571	$ 3,028,549	$ 1,608,420
SCT Restricted Stock Awards	(261,010)	(272,400)	(347,079)
Fair Value of New Unvested Equity Awards	—	286,041	192,291
Change in Fair Value of Existing Unvested Equity Awards	—	76,316	(156,339)
Change in Fair Value of Vesting Equity Awards	3,631	19,005	45,515
Fair Value of New Vested Equity Awards	232,476	—	—
Fair Value as of Prior Year-end of Equity Awards Forfeited	(258,031)	—	—
Dividends on Unvested Equity Awards	10,706	6,933	4,842
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(902,701)	(1,760,834)	(467,045)
Service Cost & Prior Service Cost	355,340	350,949	227,257
CAP	$1,612,982	$1,734,559	$1,107,862

Non-PEO NEO Average Total Compensation Amount	$ 628,263		$ 557,132	$ 470,922
Non-PEO NEO Average Compensation Actually Paid Amount	$ 625,017		570,275	402,368
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2022	2021	2020
SCT Total Compensation	$628,263	$557,132	$470,922
SCT Restricted Stock Awards	(76,257)	(66,438)	(73,438)
Fair Value of New Unvested Equity Awards	84,907	69,940	42,335
Change in Fair Value of Existing Unvested Equity Awards	(11,407)	15,104	(31,109)
Change in Fair Value of Vesting Equity Awards	2,085	(969)	(3,771)
Dividends on Unvested Equity Awards	1,971	2,000	1,766
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(19,987)	(23,198)	(17,301)
Service Cost & Prior Service Cost	15,442	16,704	12,964
CAP	$625,017	$570,275	$402,368

Equity Valuation Assumption Difference, Footnote [Text Block]	For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal Year-End. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Comparison of Compensation Actually Paid versus Corporation TSR
As shown in the chart below, the CAP to our President and Chief Executive Officer and the average CAP to our other NEOs are aligned with our TSR. This is due primarily to performance-based incentive compensation which links payouts to metrics that increase shareholder value, such as fully-diluted EPS and return on equity.

Compensation Actually Paid vs. Net Income [Text Block]
Comparison of Compensation Actually Paid versus Net Income
The chart below compares the CAP to our President and Chief Executive Officer and the average of the CAP to our other NEOs to net income. As shown in the chart, the CAP to our President and Chief Executive Officer and average of the CAP to our other NEOs has increased in line with increases in our net income. This is because net income is a direct input in the calculation of fully-diluted EPS, one of the most important measures used to link our NEOs’ (including our President and Chief Executive Officer) CAP to our performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Comparison of Compensation Actually Paid versus Company-Selected Measure (“CSM”)
The chart below compares the CAP to our President and Chief Executive Officer’s and average of the CAP to other NEOs and our CSM, fully-diluted EPS, which shows a very strong relationship between fully-diluted EPS and CAP.

Total Shareholder Return Vs Peer Group [Text Block]	Comparison of Corporation TSR versus Peer Group TSR As shown in the chart below, the Corporation’s TSR is less than Corporation’s peer group TSR.
Total Shareholder Return Amount	$ 79		86	67
Peer Group Total Shareholder Return Amount	100		106	77
Net Income (Loss)	$ 63,188,000		$ 57,707,000	$ 32,743,000
Company Selected Measure Amount | $ / shares	3.26		3.16	1.97
PEO Name	Mr. Peduzzi	Mr. Bower	Mr. Bower	Mr. Bower
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Fully-diluted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Commercial Loan Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Mortgage, Home Equity, and Consumer Loan Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Wealth & Asset Management revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Michael D. Peduzzi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,110,489
PEO Actually Paid Compensation Amount	1,117,076
Joseph B. Bower, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,432,571		$ 3,028,549	$ 1,608,420
PEO Actually Paid Compensation Amount	1,612,982		1,734,559	1,107,862
PEO [Member] | Michael D. Peduzzi [Member] | SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,001)
PEO [Member] | Michael D. Peduzzi [Member] | Fair Value of New Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,669
PEO [Member] | Michael D. Peduzzi [Member] | Change in Fair Value of Existing Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,306)
PEO [Member] | Michael D. Peduzzi [Member] | Change in Fair Value of Vesting Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(105)
PEO [Member] | Michael D. Peduzzi [Member] | Dividends on Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,488
PEO [Member] | Michael D. Peduzzi [Member] | SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(278,205)
PEO [Member] | Michael D. Peduzzi [Member] | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	283,047
PEO [Member] | Joseph B. Bower, Jr. [Member] | SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(261,010)		272,400	347,079
PEO [Member] | Joseph B. Bower, Jr. [Member] | Fair Value of New Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		286,041	192,291
PEO [Member] | Joseph B. Bower, Jr. [Member] | Change in Fair Value of Existing Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		76,316	156,339
PEO [Member] | Joseph B. Bower, Jr. [Member] | Change in Fair Value of Vesting Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,631		19,005	45,515
PEO [Member] | Joseph B. Bower, Jr. [Member] | Dividends on Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,706		6,933	4,842
PEO [Member] | Joseph B. Bower, Jr. [Member] | SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(902,701)		1,760,834	467,045
PEO [Member] | Joseph B. Bower, Jr. [Member] | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	355,340		350,949	227,257
PEO [Member] | Joseph B. Bower, Jr. [Member] | Fair Value of New Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,476		0	0
PEO [Member] | Joseph B. Bower, Jr. [Member] | Fair Value as of Prior Year-end of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(258,031)		0	0
Non-PEO NEO [Member] | SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(76,257)		(66,438)	(73,438)
Non-PEO NEO [Member] | Fair Value of New Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	84,907		69,940	42,335
Non-PEO NEO [Member] | Change in Fair Value of Existing Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,407)		15,104	(31,109)
Non-PEO NEO [Member] | Change in Fair Value of Vesting Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,085		(969)	(3,771)
Non-PEO NEO [Member] | Dividends on Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,971		2,000	1,766
Non-PEO NEO [Member] | SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,987)		(23,198)	(17,301)
Non-PEO NEO [Member] | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,442		$ 16,704	$ 12,964